Short Term Debt (Short-term debt and the related weighted-average interest rates) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term Debt	$ 1,241	$ 961
Short-term Debt, Weighted Average Interest Rate	2.42%	1.73%
TECO Energy Inc. and TECO Finance Inc. [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 820	$ 685
Short-term Debt, Weighted Average Interest Rate	2.58%	1.74%
Tampa Electric Division [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 382	$ 228
Short-term Debt, Weighted Average Interest Rate	2.07%	1.49%
New Mexico Gas Company [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 38	$ 35
Short-term Debt, Weighted Average Interest Rate	2.47%	1.71%
Nova Scotia Power Inc. [Member] | Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 1	$ 1
Short-term Debt, Weighted Average Interest Rate	0.00%	0.00%
Grand Bahama Power Company Limited [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 12
Short-term Debt, Weighted Average Interest Rate	0.00%	5.75%